SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Q3) (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Feb. 17, 2021
Offering Costs [Abstract]
Offering costs	$ 11,766,856			$ 11,766,856	$ 11,766,856
Offering costs charged to equity.				10,913,470
Offering costs expensed during period	$ 0	$ 0	$ 0	$ 853,386